Other Provisions - Summary of Changes in Warrant Provisions (Details) - Warranties - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of other provisions [line items]
At the beginning of the period/year	€ 1,064	€ 2,341	€ 2,257	€ 1,291
Provisions made during the year	1,076	243	39	1,974
Provisions used during the year	(878)	(1,229)	(43)	(1,162)
Provisions reversed during the year		(251)
Impact of foreign currency translation	29	(40)	(84)	154
At the end of the period/year	€ 1,291	€ 1,064	€ 2,169	€ 2,257